Income from Investments (Details) - Schedule of income from investments - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income From Investments Abstract
Fair value change on equity investments	$ 19,517	$ 455,597
Fair value change on bonds	48,484	(318,915)
Dividend income		110,293
Interest income	152,111	148,568
Income from investments	$ 220,112	$ 395,543